Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of operating expenses allocated to appgate
2019
General and administrative	$19,698
Depreciation and amortization	1,411
Interest expense, net	182
Other expenses, net	22
Total	$21,313